Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,532	$ 4,146
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	539	432
Amortization of intangible assets		14
Net amortization of investment securities	424	174
Earnings on investment in life insurance	(302)	(341)
Realized gains on securities	(166)	(12)
Realized gains on sales of assets	(36)	(6)
Provision for loan losses	324	982
Deferred income taxes	151	(222)
(Increase) decrease in accrued interest receivable and other assets	(521)	478
Increase in accrued interest payable and other liabilities	148	217
Net Cash Provided by Operating Activities	5,093	5,862
Securities available for sale:
Proceeds from maturities, calls and principal repayments	22,288	19,234
Proceeds from sales	3,948	213
Purchases	(39,376)	(18,300)
Securities held to maturity:
Proceeds from maturities, calls and principal repayments	290	1,960
Purchases	(15,650)	(4,640)
Net (increase) decrease in loans	4,341	(12,703)
Purchases of premises and equipment	(1,194)	(2,091)
Proceeds from sale of foreclosed real estate	285
Purchase of life insurance	(600)
Net dispositions of restricted investment in bank stocks	327	420
Net Cash Used in Investing Activities	(25,341)	(15,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	34,579	12,700
Net decrease in short-term borrowings	(275)	(1,345)
Repayment of long-term debt	(5,000)	(1,000)
Proceeds from issuance of common stock	177	128
Cash dividends paid	(1,382)	(1,054)
Net Cash Provided by Financing Activities	28,099	9,429
Net Increase (decrease) in Cash and Cash Equivalents	7,851	(616)
CASH AND CASH EQUIVALENTS - BEGINNING	9,938	10,554
CASH AND CASH EQUIVALENTS - ENDING	17,789	9,938
SUPPLEMENTARY CASH FLOWS INFORMATION
Interest paid	5,515	5,845
Income taxes paid	1,039	1,389
Non-cash investing activities
Transfers from loans to foreclosed real estate	$ 103	$ 249